UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 87.2%
	Aerospace/Defense – 6.9%
288,495	Rockwell Collins, Inc.[3]	$38,854,507

	Building-Residential/Commercial – 0.4%
106,464	AV Homes, Inc.*3	2,278,330

	Commercial Banks-Central US – 0.6%
69,646	MB Financial, Inc.[3]	3,252,468

	Electronic Components-Semiconductor – 4.5%
291,799	Cavium, Inc.*3	25,240,614

	Energy-Alternate Source – 0.0%
1,668	Cheniere Energy Partners LP Holdings LLC	52,459

	Gambling (Non-Hotel) – 0.4%
63,946	Pinnacle Entertainment, Inc.*3	2,156,899

	Gas-Distribution – 2.2%
176,811	Vectren Corp.[3]	12,633,146

	Hotels & Motels – 4.0%
684,999	ILG, Inc.[3]	22,625,517

	Medical-Hospital – 0.2%
26,839	Envision Healthcare Corp.*3	1,181,184

	Multimedia – 10.0%
1,114,095	Twenty-First Century Fox, Inc.	55,359,381
26,402	Twenty-First Century Fox, Inc. - Class B	1,300,826
		56,660,207
	Oil Comp-Exploration & Production – 6.3%
809,263	RSP Permian, Inc.*3	35,623,757

	Oil Refining & Marketing – 12.4%
306,129	Andeavor[3]	40,158,002
1,357,195	CVR Refining LP3	30,333,308
		70,491,310
	Pipelines – 1.6%
224,515	Williams Partners LP	9,113,064

	Property/Casualty Insurance – 10.0%
107,525	Infinity Property & Casualty Corp.[3]	15,306,184
734,582	XL Group Ltd.[1,3]	41,099,863
		56,406,047
	Reinsurance – 6.9%
579,327	Validus Holdings Ltd.[1,3]	39,162,505

	REITS-Apartments – 5.0%
681,811	Education Realty Trust, Inc. - REIT	28,295,156

	REITS-Hotels – 5.4%
892,815	LaSalle Hotel Properties - REIT[3]	30,561,057

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value

	Common StockS (Continued)
	REITS-Shopping Centers – 1.9%
603,437	DDR Corp. - REIT	$10,801,522

	REITS-Warehouse/Industries – 6.2%
1,289,146	Gramercy Property Trust – REIT[3]	35,219,469

	S & L/Thrifts-Southern US – 0.9%
202,823	Charter Financial Corp.[3]	4,898,175

	Semicon Components-Integrated Circuits – 1.4%
71,789	NXP Semiconductors N.V.*1	7,844,384

	Total Common Stocks (Cost $494,652,972)	493,351,777

Number of Contracts
	Purchased Options Contracts – 0.1%
	Call Options – 0.1%
	NXP Semiconductors N.V.
426	Exercise Price: $115.00, Notional Amount: $4,899,000, Expiration Date: January 18, 2019*	317,370
396	Exercise Price: $120.00, Notional Amount: $4,752,000, Expiration Date: July 20, 2018*	77,220

	Total Call Options (Cost $704,464)	394,590

	Put Options – 0.0%
	Cavium, Inc.
761	Exercise Price: $70.00, Notional Amount: $5,327,000,
	Expiration Date: July 20, 2018	7,610
	NXP Semiconductors N.V.
718	Exercise Price: $100.00, Notional Amount: $7,180,000,
	Expiration Date: July 20, 2018	154,370
	Twenty-First Century Fox, Inc.
6,555	Exercise Price: $46.00, Notional Amount: $30,153,000, Expiration Date: July 20, 2018*	131,100
1,914	Exercise Price: $45.00, Notional Amount: $8,613,000, Expiration Date: July 20, 2018*	9,570

	Total PUT Options (Cost $454,414)	302,650

	Total Purchased Options Contracts (Cost $1,158,878)	697,240

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value

	Short-Term Investments – 13.9%
78,704,872	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 1.78%[2,3]	$78,704,872

	Total Short-Term Investments (Cost $78,704,872)	78,704,872

	Total Investments – 101.2% (Cost $574,516,722)	572,753,889
	Liabilities in Excess of Other Assets – (1.2)%	(6,718,402)

	Total Net Assets – 100.0%	$566,035,487

	Securities Sold Short – (31.7)%
	Common Stocks – (31.7)%
	Aerospace/Defense-Equipment – (2.3)%
(105,513)	United Technologies Corp.	$(13,192,290)

	Commercial Banks-Southern US – (0.8)%
(149,761)	CenterState Bank Corp.	(4,465,873)

	Multi-line Insurance – (1.8)%
(132,599)	Kemper Corp.	(10,031,114)

	Oil Comp-Exploration & Production – (6.3)%
(258,964)	Concho Resources, Inc.*	(35,827,669)

	Oil Refining & Marketing – (11.6)%
(859,785)	CVR Energy, Inc.	(31,803,447)
(486,592)	Marathon Petroleum Corp.	(34,139,295)
		(65,942,742)
	Pipelines – (1.6)%
(794)	Cheniere Energy, Inc.*	(51,761)
(334,966)	Williams Cos., Inc.	(9,080,928)
		(9,132,689)
	Racetracks – (0.2)%
(26,866)	Penn National Gaming, Inc.*	(902,429)

	Real Estate Mgmnt/Servic – (0.3)%
(60,344)	Retail Value, Inc. - REIT*	(1,885,750)

	REITS-Shopping Centers – (1.6)%
(603,437)	DDR Corp.*	(9,111,899)

	Resorts/Theme Park – (2.3)%
(113,001)	Marriott Vacations Worldwide Corp.	(12,764,593)

	Semicon Components-Integrated Circuits – (2.4)%
(634,867)	Marvell Technology Group Ltd.[1]	(13,611,549)

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Super-Regional Banks-US – (0.5)%
(100,987)	Fifth Third Bancorp	$(2,898,327)

	Total Common Stocks (Proceeds $191,025,848)	(179,766,924)

	Total Securities Sold Short (Proceeds $191,025,848)	$(179,766,924)

Number of Contracts

	WRITTEN Options Contracts – (0.0)%
	Call Options – (0.0)%
	NXP Semiconductors N.V.
(450)	Exercise Price: $120.00, Notional Amount: $(5,400,000), Expiration Date: July 6, 2018*	$(40,500)
(247)	Exercise Price: $125.00, Notional Amount: $(3,087,500), Expiration Date: January 18, 2019*	(54,340)
(416)	Exercise Price: $125.00, Notional Amount: $(5,200,000), Expiration Date: July 20, 2018*	(29,120)
	United Technologies Corp.
(45)	Exercise Price: $123.00, Notional Amount: $(553,500),
	Expiration Date: July 6, 2018	(11,115)

	Total call Options (Proceeds $264,093)	(135,075)

	Put Options – (0.0)%
	AT&T, Inc.
(1,937)	Exercise Price: $75.00, Notional Amount: $(14,527,500),
	Expiration Date: July 20, 2018	(968)

	Total put Options (Proceeds $275,936)	(968)

	Total WRITTEN Options Contracts (Proceeds $540,029)	$(136,043)

LP – Limited Partnership

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
[3]	All or a portion of this security is segregated as collateral for securities sold short and written options contracts.

See accompanying Notes to Schedule of Investments.

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2018 (Unaudited)

Principal Amount		Value

	Asset-Backed Securities – 3.8%
$250,000	Ashford Hospitality Trust 2018-ASHF 3.440% (LIBOR 1 Month+600 basis points), 5/15/2035[1,2,3]	$250,531
1,000,000	Atlas Senior Loan Fund III Ltd. 4.921% (LIBOR 3 Month+260 basis points), 11/17/2027[1,2,3]	990,824
125,000	Deephaven Residential Mortgage Trust 2017-3 4.814%, 10/25/2047[1,3,4]	124,967
	Morgan Stanley Capital I, Inc.
250,000	Series 2017-JWDR, Class E, 5.123% (LIBOR 1 Month+305 basis points), 11/15/2034[1,2,3]	251,181
250,000	Series 2017-JWDR, Class F, 6.123% (LIBOR 1 Month+405 basis points), 11/15/2034[1,2,3]	251,181
500,000	OZLM IX Ltd. 7.509% (LIBOR 3 Month+515 basis points), 1/20/2027[1,2,3]	498,170
787,103	RBSSP Resecuritization Trust 2009-10 2.000%, 1/26/2037[1,4]	540,539

	Total Asset-Backed Securities (Cost $2,912,878)	2,907,393

Number of Shares
	Closed-End Funds – 22.8%
4,887	Aberdeen Emerging Markets Equity Income Fund, Inc.	34,209
108,932	Aberdeen Total Dynamic Dividend Fund[8]	953,155
38,269	Advent Claymore Enhanced Growth & Income Fund[8]	296,585
44,190	AllianzGI Convertible & Income 2024 Target[8]	408,757
29,955	AllianzGI NFJ Dividend Interest & Premium Strategy Fund[8]	378,032
31,892	American Capital Senior Floating Ltd.[8]	392,272
55,151	BrandyWineGLOBAL Global Income Opportunities Fund, Inc.[8]	628,170
7,132	Clough Global Equity Fund[8]	102,059
85,650	Clough Global Opportunities Fund[8]	940,437
65,390	Delaware Enhanced Global Dividend & Income Fund[8]	740,869
18,220	Delaware Investments Dividend & Income Fund, Inc.	210,077
41,095	Eagle Growth & Income Opportunities Fund[8]	632,041
2,112	Eaton Vance Limited Duration Income Fund	26,569
21,413	First Trust Senior Floating Rate 2022 Target Term Fund[8]	198,713
18,159	Gabelli Utility Trust[8]	106,957
62,069	Garrison Capital, Inc.[8]	504,621
56,025	Highland Floating Rate Opportunities Fund[8]	875,110
55,825	Invesco High Income Trust II8	753,079
88,900	Invesco Senior Income Trust[8]	380,492
30,437	Kayne Anderson MLP Investment Co.[8]	573,433
16,244	Lazard World Dividend & Income Fund, Inc.[8]	168,288
49,090	Madison Covered Call & Equity Strategy Fund[8]	365,720
70,178	Managed Duration Investment Grade Municipal Fund[8]	1,006,353
48,779	Morgan Stanley Emerging Markets Debt Fund, Inc.[8]	426,816

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Closed-End Funds (Continued)
32,151	Morgan Stanley Emerging Markets Fund, Inc.[8]	$522,132
14,167	NexPoint Strategic Opportunities Fund[8]	310,966
6,496	Nuveen Build America Bond Fund[8]	133,883
2,761	Nuveen Build America Bond Opportunity Fund	60,659
1,336	Nuveen California Quality Municipal Income Fund	17,849
26,032	Nuveen Credit Strategies Income Fund[8]	206,954
9,101	Nuveen Emerging Markets Debt 2022 Target Term Fund	79,543
9,826	Nuveen Intermediate Duration Quality Municipal Term Fund[8]	123,513
13,993	Nuveen Mortgage Opportunity Term Fund[8]	328,975
33,510	Nuveen Mortgage Opportunity Term Fund 2[8]	760,007
79,520	PGIM Global Short Duration High Yield Fund, Inc.[8]	1,086,243
5,927	PGIM Short Duration High Yield Fund, Inc.[8]	82,978
10,836	Reaves Utility Income Fund[8]	313,269
7,931	Special Opportunities Fund, Inc.[8]	119,124
13,645	Sprott Focus Trust, Inc.[8]	106,431
72,438	Templeton Emerging Markets Income Fund[8]	743,938
76,719	Templeton Global Income Fund[8]	471,055
3,027	The China Fund, Inc.	63,264
9,261	The India Fund, Inc.[8]	225,042
36,527	Virtus Total Return Fund, Inc.[8]	400,701
24,342	Voya Prime Rate Trust[8]	122,440
13,825	Western Asset Global High Income Fund, Inc.[8]	126,084
11,967	Western Asset Inflation-Linked Opportunities & Income Fund[8]	133,432

	Total Closed-End Funds (Cost $17,959,249)	17,641,296

Principal Amount

	Collateralized Mortgage Obligations – 11.7%
$67,331	Alternative Loan Trust 2005-3CB 5.250%, 3/25/2035[3]	65,942
324,496	Alternative Loan Trust 2006-6CB 5.750%, 5/25/2036[3]	231,904
13,745,135	Alternative Loan Trust 2006-HY10 0.476%, 5/25/2036[3,4]	197,476
250,000	COMM 2013-CCRE10 Mortgage Trust 4.950%, 8/10/2046[1,3,4]	225,370
500,000	COMM 2014-LC17 Mortgage Trust 4.710%, 10/10/2047[3,4]	482,473
208,000	COMM 2015-PC1 Mortgage Trust 4.589%, 7/10/2050[3,4]	193,340
300,000	CSAIL 2017-CX9 Commercial Mortgage Trust 4.298%, 9/15/2050[1,3,4]	250,155
576,299	CSMC Mortgage-Backed Trust 2006-6 6.000%, 7/25/2036[3]	478,257

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Principal Amount		Value
	Collateralized Mortgage Obligations (Continued)
$354,912	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-1 2.421% (LIBOR 1 Month+33 basis points), 8/25/2037[2,3]	$291,615
502,326	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB1 5.665%, 2/25/2036[3,4]	484,122
174,615	GreenPoint Mortgage Funding Trust 2006-OH1 2.271% (LIBOR 1 Month+18 basis points), 1/25/2037[2,3]	163,499
145,326	Impac CMB Trust Series 2004-10 2.791% (LIBOR 1 Month+70 basis points), 3/25/2035[2,3]	136,513
4,109	IndyMac INDA Mortgage Loan Trust 2007-AR2 4.229%, 6/25/2037[3,4]	3,805
1,545,558	IndyMac INDX Mortgage Loan Trust 2005-AR18 1.232%, 10/25/2036[3,4]	70,831
519,536	IndyMac INDX Mortgage Loan Trust 2006-AR3 3.533%, 3/25/2036[3,4]	464,804
600,437	JP Morgan Alternative Loan Trust 6.380%, 5/25/2036[3,5]	496,944
358,404	MASTR Alternative Loan Trust 2005-5 5.750%, 8/25/2035[3]	303,111
588,966	MASTR Alternative Loan Trust 2007-HF1 7.000%, 10/25/2047[3]	467,361
693,242	Merrill Lynch Alternative Note Asset Trust Series 2007-A2 2.201% (LIBOR 1 Month+11 basis points), 3/25/2037[2,3]	297,412
510,732	RALI Series 2006-QA4 Trust 2.271% (LIBOR 1 Month+18 basis points), 5/25/2036[2,3]	463,165
510,491	RALI Series 2006-QO9 Trust 2.291% (LIBOR 1 Month+20 basis points), 12/25/2046[2,3]	442,422
341,317	RALI Series 2006-QS16 Trust 6.000%, 11/25/2036[3]	303,734
	RALI Series 2006-QS6 Trust
228,129	Series 2006-QS6, Class 1A2, 6.000%, 6/25/2036[3]	208,134
342,281	Series 2006-QS6, Class 1A16, 6.000%, 6/25/2036[3]	312,280
485,578	RALI Series 2007-QS5 Trust 5.500%, 3/25/2037[3]	435,942
681,033	Residential Asset Securitization Trust 2006-A4IP 2.791% (LIBOR 1 Month+70 basis points), 5/25/2036[2,3]	619,869
353,140	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 Trust 3.136%, 4/25/2037[3,4]	320,839
98,915	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR3 Trust 2.528% (12MTA+97 basis points), 5/25/2046[2,3]	86,041
700,000	Wells Fargo Commercial Mortgage Trust 2015-C27 3.768%, 2/15/2048[1]	560,179

	Total Collateralized Mortgage Obligations (Cost $9,199,873)	9,057,539

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 46.3%
	Communications – 6.9%
58,451	Houghton Mifflin Harcourt Co.*8	$447,150
47,567	IMAX Corp.*6,8	1,053,609
47,413	Liberty Latin America Ltd.*6,8	906,537
11,037	Nexstar Media Group, Inc. - Class A8	810,116
42,202	Twenty-First Century Fox, Inc.	2,097,017
904	Twenty-First Century Fox, Inc. - Class B	44,540
		5,358,969
	Consumer Discretionary – 6.5%
3,855	AV Homes, Inc.*	82,497
39,842	BlueLinx Holdings, Inc.*8	1,495,270
12,928	DR Horton, Inc.[8]	530,048
25,334	ILG, Inc.[8]	836,782
2,229	Pinnacle Entertainment, Inc.*	75,184
71,814	Potbelly Corp.*8	929,992
279,640	Restaurant Group PLC	1,038,547
		4,988,320
	Consumer Staples – 3.0%
62,329	Darling Ingredients, Inc.*8	1,239,101
59,886	Primo Water Corp.*8	1,047,406
		2,286,507
	Energy – 6.0%
10,738	Andeavor[8]	1,408,611
62	Cheniere Energy Partners LP Holdings LLC	1,950
49,479	CVR Refining LP8	1,105,855
32,036	Green Plains, Inc.[8]	586,259
27,959	RSP Permian, Inc.*8	1,230,755
8,266	Williams Partners LP	335,517
		4,668,947
	Financials – 14.8%
8,451	Atlantic Acquisition Corp.*8	84,933
13,056	Big Rock Partners Acquisition Corp.*	136,435
7,254	Charter Financial Corp.	175,184
16,608	CM Seven Star Acquisition Corp.*6,8	163,589
22,478	DDR Corp. - REIT	402,356
6,952	Draper Oakwood Technology Acquisition, Inc. - Class A*8	69,381
25,591	Education Realty Trust, Inc. - REIT	1,062,026
90,627	Exantas Capital Corp.[8]	922,583
44,233	Gramercy Property Trust – REIT[8]	1,208,446
17,430	Haymaker Acquisition Corp.*	174,300
7,958	Industrea Acquisition Corp. - Class A*8	78,466
3,789	Infinity Property & Casualty Corp.[8]	539,364
33,353	LaSalle Hotel Properties - REIT[8]	1,141,673

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Financials (Continued)
10,839	Legacy Acquisition Corp.*	$108,607
20,144	Leisure Acquisition Corp.*	201,440
45,485	Luther Burbank Corp.[8]	523,305
2,508	MB Financial, Inc.[8]	117,124
7,150	Modern Media Acquisition Corp.*8	71,286
155,154	OHA Investment Corp.[8]	236,610
26,182	One Madison Corp.*6	264,438
3,174	Osprey Energy Acquisition Corp. - Class A*	32,216
8,568	Pensare Acquisition Corp.*8	84,909
50,769	Triangle Capital Corp.[8]	583,843
16,500	Trinity Merger Corp.*8	165,990
21,718	Validus Holdings Ltd.[6,8]	1,468,137
25,610	XL Group Ltd.[6,8]	1,432,879
		11,449,520
	Health Care – 0.1%
1,125	Envision Healthcare Corp.*	49,511

	Industrials – 3.4%
148,902	Element Fleet Management Corp.	699,942
25,768	Luxfer Holdings PLC[6,8]	450,425
10,803	Rockwell Collins, Inc.[8]	1,454,948
		2,605,315
	Materials – 1.4%
23,763	Berry Global Group, Inc.*8	1,091,672

	Technology – 3.6%
10,047	ARRIS International PLC*8	245,599
10,393	Cavium, Inc.*8	898,994
5,028	MicroStrategy, Inc. - Class A*8	642,327
2,458	NXP Semiconductors N.V.*6	268,586
136,357	Telenav, Inc.*8	763,599
		2,819,105
	Utilities – 0.6%
6,307	Vectren Corp.	450,635

	Total Common Stocks (Cost $34,480,933)	35,768,501

Principal Amount

	Corporate Bonds – 2.1%
	Financials – 2.1%
$300,000	Allegiance Bank 5.250% (LIBOR 3 Month+303 basis points), 12/15/2027[3,4]	300,375
200,000	Atlantic Capital Bancshares, Inc. 6.250% (LIBOR 3 Month+468 basis points), 9/30/2025[1,3,4]	203,000

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Financials (Continued)
$300,000	ConnectOne Bancorp, Inc. 5.200% (LIBOR 3 Month+284 basis points), 2/1/2028[3,4]	$302,141
300,000	Independent Bank Group, Inc. 5.000% (LIBOR 3 Month+283 basis points), 12/31/2027[3,4]	302,734
500,000	MB Financial Bank N.A. 4.000% (LIBOR 3 Month+187 basis points), 12/1/2027[3,4]	498,141
		1,606,391
	Total Corporate Bonds (Cost $1,606,369)	1,606,391

Number of Shares
	Mutual Funds – 0.0%
2,361	Morgan Stanley Institutional Fund Trust - Institutional Class	27,698

	Total Mutual Funds (Cost $28,535)	27,698

	Preferred Stocks – 3.0%
	Financials – 3.0%
14,888	B. Riley Financial, Inc. 7.250%, 12/31/2027[3]	371,158
4,714	B. Riley Financial, Inc. 7.375%, 5/31/2023[3]	120,348
625	B. Riley Financial, Inc. 7.500%, 5/31/2027[3]	15,662
9,971	Capital Southwest Corp. 5.950%, 12/15/2022[3,8]	251,768
797	Hercules Capital, Inc. 6.250%, 7/30/2024[3]	20,148
5,151	KCAP Financial, Inc. 6.125%, 9/30/2022[3,8]	129,908
19,940	Oxford Square Capital Corp. 6.500%, 3/30/2024[3,8]	513,455
6,407	Stellus Capital Investment Corp. 5.750%, 9/15/2022[3,8]	160,944
6,730	THL Credit, Inc. 6.750%, 12/30/2022[3,8]	171,413
82	THL Credit, Inc. 6.750%, 11/15/2021[3,8]	2,072
12,018	Triangle Capital Corp. 6.375%, 12/15/2022[3,8]	302,253
7,500	Triangle Capital Corp. 6.375%, 3/15/2022[3,8]	188,550

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value

	Preferred Stocks (Continued)
	Financials (Continued)
3,748	TriplePoint Venture Growth BDC Corp. 5.750%, 7/15/2022[3,8]	$93,663
		2,341,342
	Total Preferred Stocks (Cost $2,319,682)	2,341,342

Number of Contracts

	Purchased Options Contracts – 0.1%
	Call Options – 0.1%
	NXP Semiconductors N.V.
42	Exercise Price: $120.00, Notional Amount: $504,000, Expiration Date: July 20, 2018	8,190
24	Exercise Price: $115.00, Notional Amount: $276,000, Expiration Date: January 18, 2019	17,880

	Total Call Options (Cost $53,501)	26,070

	Put Options – 0.0%
	Cavium, Inc.
28	Exercise Price: $70.00, Notional Amount: $196,000,
	Expiration Date: July 20, 2018	280
	NXP Semiconductors N.V.
25	Exercise Price: $100.00, Notional Amount: $250,000,
	Expiration Date: July 20, 2018	5,375
	Omega Healthcare Investors, Inc.
80	Exercise Price: $25.00, Notional Amount: $200,000,
	Expiration Date: December 21, 2018	3,200
	Twenty-First Century Fox, Inc.
71	Exercise Price: $45.00, Notional Amount: $319,500, Expiration Date: July 20, 2018	355
245	Exercise Price: $46.00, Notional Amount: $1,127,000, Expiration Date: July 20, 2018	4,900

	Total Put Options (Cost $28,624)	14,110

	Total Purchased Options Contracts (Cost $82,125)	40,180

Number of Shares

	Rights – 0.0%
8,451	Atlantic Acquisition Corp., Expiration Date: August 8, 2019*	4,817
4,472	Black Ridge Acquisition Corp., Expiration Date: July 3, 2019*	1,342
16,608	CM Seven Star Acquisition Corp., Expiration Date: April 25, 2019*6	5,314
7,531	Constellation Alpha Capital Corp., Expiration Date: March 18, 2019*6	3,163

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Rights (Continued)
3	Cornerstone Strategic Value Fund, Inc., Expiration Date: July 20, 2018*9	$—
547	Cornerstone Total Return Fund, Inc., Expiration Date: July 20, 2018*9	—
6,952	Draper Oakwood Technology Acquisition, Inc., Expiration Date: March 13, 2019*	4,068
9,625	KBL Merger Corp. IV, Expiration Date: February 28, 2019*	2,763
9,150	Modern Media Acquisition Corp., Expiration Date: July 25, 2019*	4,758
18,568	Pensare Acquisition Corp., Expiration Date: January 26, 2019*	8,356
3,947	Tortoise MLP Fund, Inc., Expiration Date: July 18, 2018*	1,470

	Total Rights (Cost $1,521)	36,051

Principal Amount
	U.S. Treasury Notes – 1.8%
$1,382,700	United States Treasury Note 0.750%, 10/31/2018[8]	1,376,974

	Total U.S. Treasury Notes (Cost $1,376,987)	1,376,974

Number of Shares

	Warrants – 0.1%
17,684	Black Ridge Acquisition Corp., Expiration Date: October 25, 2022*	4,421
8,304	CM Seven Star Acquisition Corp., Expiration Date: November 16, 2018*6	2,989
7,531	Constellation Alpha Capital Corp., Expiration Date: March 23, 2024*6	2,410
3,476	Draper Oakwood Technology Acquisition, Inc., Expiration Date: September 30, 2024*	2,103
10,572	Hennessy Capital Acquisition Corp. III, Expiration Date: June 15, 2024*	15,224
8,455	I-AM Capital Acquisition Co., Expiration Date: October 9, 2022*	2,630
82,958	Industrea Acquisition Corp., Expiration Date: August 1, 2024*	45,627
9,625	KBL Merger Corp. IV, Expiration Date: July 1, 2023*	2,291
4,575	Modern Media Acquisition Corp., Expiration Date: June 7, 2022*	2,974
7,327	National Energy Services Reunited Corp., Expiration Date: June 5, 2022*8	8,792
4,619	Osprey Energy Acquisition Corp., Expiration Date: August 15, 2022*	7,390
9,284	Pensare Acquisition Corp., Expiration Date: August 8, 2022*	5,942
	Total Warrants (Cost $4,030)	102,793

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value

	Short-Term Investments – 11.5%
8,866,626	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 1.78%[7,8]	$8,866,626

	Total Short-Term Investments (Cost $8,866,626)	8,866,626

	Total Investments – 103.2% (Cost $78,838,808)	79,772,784
	Liabilities in Excess of Other Assets – (3.2)%	(2,489,976)

	Total Net Assets – 100.0%	$77,282,808
	Securities Sold Short – (22.8)%
	Common Stocks – (21.4)%
	Consumer Discretionary – (5.5)%
(6,644)	Canada Goose Holdings, Inc.*6	$(390,999)
(1,500)	Domino's Pizza, Inc.	(423,255)
(16,857)	Freshpet, Inc.*	(462,724)
(4,846)	MarineMax, Inc.*	(91,832)
(4,182)	Marriott Vacations Worldwide Corp.	(472,399)
(5,712)	Matthews International Corp.	(335,866)
(3,697)	Oxford Industries, Inc.	(306,777)
(936)	Penn National Gaming, Inc.*	(31,440)
(4,191)	PetIQ, Inc. - Class A*	(112,570)
(700)	Polaris Industries, Inc.	(85,526)
(878)	Royal Caribbean Cruises Ltd.[6]	(90,961)
(7,175)	Ruth's Hospitality Group, Inc.	(201,259)
(1,626)	Sotheby's*	(88,357)
(1,517)	Tesla, Inc.*	(520,255)
(5,000)	Wingstop, Inc.	(260,600)
(10,309)	Wolverine World Wide, Inc.	(358,444)
		(4,233,264)
	Consumer Staples – (0.4)%
(2,100)	Conagra Brands, Inc.	(75,033)
(1,700)	Ollie's Bargain Outlet Holdings, Inc.*	(123,250)
(2,700)	United Natural Foods, Inc.*	(115,182)
		(313,465)
	Energy – (5.5)%
(31)	Cheniere Energy, Inc.*	(2,021)
(8,947)	Concho Resources, Inc.*	(1,237,817)
(31,344)	CVR Energy, Inc.	(1,159,415)
(28,100)	Enphase Energy, Inc.*	(189,113)
(17,068)	Marathon Petroleum Corp.	(1,197,491)
(2,442)	SolarEdge Technologies, Inc.*	(116,850)

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Securities Sold Short (Continued)
	Common Stocks (Continued)
	energy (Continued)
(12,332)	Williams Cos., Inc.	$(334,320)
		(4,237,027)
	Financials – (4.1)%
(6,200)	Bank of the Ozarks, Inc.	(279,248)
(6,346)	BofI Holding, Inc.*	(259,615)
(2,100)	Canadian Imperial Bank of Commerce[6]	(182,532)
(7,800)	Canadian Western Bank	(205,575)
(5,357)	CenterState Bank Corp.	(159,746)
(5,493)	Cohen & Steers, Inc.	(229,113)
(9,000)	CubeSmart	(289,980)
(22,478)	DDR Corp.*	(339,418)
(3,635)	Fifth Third Bancorp	(104,325)
(4,673)	Kemper Corp.	(353,512)
(9,502)	Live Oak Bancshares, Inc.	(291,236)
(2,379)	RE/MAX Holdings, Inc.	(124,779)
(2,248)	Retail Value, Inc. - REIT*	(70,250)
(7,600)	Trupanion, Inc.*	(293,360)
		(3,182,689)
	Health Care – (1.5)%
(7,072)	AAC Holdings, Inc.*	(66,265)
(4,700)	Diplomat Pharmacy, Inc.*	(120,132)
(3,071)	iRhythm Technologies, Inc.*	(249,150)
(4,762)	Mallinckrodt PLC*	(88,859)
(1,500)	Merit Medical Systems, Inc.*	(76,800)
(7,200)	Tactile Systems Technology, Inc.*	(374,400)
(3,102)	Teladoc, Inc.*	(180,071)
		(1,155,677)
	Industrials – (1.3)%
(6,306)	AAON, Inc.	(209,674)
(875)	Mesa Laboratories, Inc.	(184,695)
(711)	Pool Corp.	(107,716)
(3,955)	United Technologies Corp.	(494,494)
		(996,579)
	Materials – (0.2)%
(20,612)	AgroFresh Solutions, Inc.*	(144,490)

	Technology – (2.7)%
(1,877)	Conduent, Inc.*	(34,105)
(600)	HubSpot, Inc.*	(75,240)
(22,613)	Marvell Technology Group Ltd.[6]	(484,823)
(8,148)	MINDBODY, Inc. - Class A*	(314,513)
(4,000)	Motorola Solutions, Inc.	(465,480)

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Technology (Continued)
(4,519)	Nanometrics, Inc.*	$(160,018)
(8,200)	NIC, Inc.	(127,510)
(200)	NVIDIA Corp.	(47,380)
(2,100)	Plantronics, Inc.	(160,125)
(10,568)	Presidio, Inc.*	(138,441)
(1,510)	Tabula Rasa HealthCare, Inc.*	(96,383)
		(2,104,018)
	Utilities – (0.2)%
(19,569)	Spark Energy, Inc. - Class A	(190,798)

	Total Common Stocks (Proceeds $15,930,852)	(16,558,007)

	Exchange-Traded Funds – (1.4)%
(30,000)	SPDR Bloomberg Barclays High Yield Bond ETF	(1,064,400)

	Total Exchange-Traded Funds (Proceeds $1,115,600)	(1,064,400)

	Total Securities Sold Short (Proceeds $17,046,452)	$(17,622,407)

Number of Contracts
	WRITTEN Options Contracts – (0.1)%
	Call Options – (0.1)%
	Darling Ingredients, Inc.
(200)	Exercise Price: $18.00, Notional Amount: $(360,000),
	Expiration Date: July 20, 2018	$(41,000)
	NXP Semiconductors N.V.
(42)	Exercise Price: $125.00, Notional Amount: $(525,000), Expiration Date: July 20, 2018	(2,940)
(15)	Exercise Price: $120.00, Notional Amount: $(180,000), Expiration Date: July 6, 2018	(1,350)
(18)	Exercise Price: $125.00, Notional Amount: $(225,000), Expiration Date: January 18, 2019	(3,960)
	United Technologies Corp.
(2)	Exercise Price: $123.00, Notional Amount: $(24,600),
	Expiration Date: July 6, 2018	(494)

	Total Call Options (Proceeds $37,937)	(49,744)

	Put Options – (0.0)%
	AT&T, Inc.
(157)	Exercise Price: $75.00, Notional Amount: $(1,177,500),
	Expiration Date: July 20, 2018	(78)

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Contracts		Value

	WRITTEN Options Contracts (Continued)
	Put Options (Continued)
	Darling Ingredients, Inc.
(200)	Exercise Price: $18.00, Notional Amount: $(360,000),
	Expiration Date: July 20, 2018	$(1,000)
	Total Put Options(Proceeds $52,157)	(1,078)
	Total WRITTEN Options Contracts (Proceeds $90,094)	$(50,822)

ETF – Exchange-Traded Fund

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $4,146,097 which represents 5.4% of Net Assets.
[2]	Floating rate security.
[3]	Callable.
[4]	Variable rate security.
[5]	Step rate security.
[6]	Foreign security denominated in U.S. Dollars.
[7]	The rate is the annualized seven-day yield at period end.
[8]	All or a portion of this security is segregated as collateral for securities sold short and written options contracts.

[9]	Level 3 securities fair valued under procedures established by the Board of Trustees, represent 0.00% of Net Assets. The total value of these securities is $0.

See accompanying Notes to Schedule of Investments.

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

FUTURES CONTRACTS

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation

4	7-Year Swap Future	September 2024	$399,818	$413,475	$13,657
2	10-Year Swap Future	December 2027	197,024	206,946	9,922

TOTAL FUTURES CONTRACTS			$596,842	$620,421	$23,579

See accompanying Notes to Schedule of Investments.

WV Concentrated Equities Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 91.9%
	Communications – 19.0%
806,908	Houghton Mifflin Harcourt Co.*1	$6,172,846
434,520	IMAX Corp.*1	9,624,618
382,445	Liberty Latin America Ltd.*1,2	7,312,348
96,654	Nexstar Media Group, Inc. - Class A1	7,094,404
		30,204,216
	Consumer Discretionary – 22.3%
79,600	Beacon Roofing Supply, Inc.*	3,392,552
248,696	BlueLinx Holdings, Inc.*1	9,333,561
42,514	Builders FirstSource, Inc.*	777,581
145,774	DR Horton, Inc.	5,976,734
734,764	Potbelly Corp.*1	9,515,194
1,735,333	Restaurant Group PLC	6,444,802
		35,440,424
	Consumer Staples – 11.8%
532,153	Darling Ingredients, Inc.*1	10,579,202
464,558	Primo Water Corp.*1	8,125,119
		18,704,321
	Energy – 3.5%
299,847	Green Plains, Inc.[1]	5,487,200

	Financials – 16.7%
91,900	AerCap Holdings N.V.*2	4,976,385
35	Berkshire Hathaway, Inc. - Class A*1	9,871,401
963,133	Exantas Capital Corp.[1]	9,804,694
175,272	Trinity Merger Corp.*	1,763,236
		26,415,716
	Industrials – 7.1%
1,394,103	Element Fleet Management Corp.	6,553,249
272,129	Luxfer Holdings PLC[2]	4,756,815
		11,310,064
	Materials – 6.2%
215,541	Berry Global Group, Inc.*	9,901,954

	Technology – 5.3%
106,017	ARRIS International PLC*2	2,591,586
45,106	MicroStrategy, Inc. - Class A*1	5,762,291
		8,353,877
	Total Common Stocks (Cost $135,535,892)	145,817,772

	Preferred Stocks – 4.6%
	Financials – 4.6%
	B. Riley Financial, Inc.

WV Concentrated Equities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value

	Preferred Stocks (Continued)
	Financials (Continued)
49,551	7.500%, 10/31/2021[1,3]	$1,264,046
108,000	7.250%, 12/31/2027[3]	2,692,440
50,078	7.375%, 5/31/2023[3]	1,278,492
85,000	7.500%, 5/31/2027[3]	2,130,100
		7,365,078
	Total Preferred Stocks (Cost $7,315,740)	7,365,078

	Warrants – 0.1%
199,000	Industrea Acquisition Corp., Expiration Date: August 1, 2024*	109,450

	Total Warrants (Cost $0)	109,450

	Short-Term Investments – 17.6%
27,884,938	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 1.78%[4]	27,884,938

	Total Short-Term Investments (Cost $27,884,938)	27,884,938

	Total Investments – 114.2% (Cost $170,736,570)	181,177,238
	Liabilities in Excess of Other Assets – (14.2)%	(22,589,574)

	Total Net Assets – 100.0%	$158,587,664

Number of Contracts

	WRITTEN Options Contracts – (0.2)%
	Call Options – (0.2)%
	Darling Ingredients, Inc.
(1,475)	Exercise Price: $18.00, Notional Amount: $(2,655,000),
	Expiration Date: July 20, 2018	(302,375)

	Total call Options (Proceeds $219,714)	(302,375)

	Put Options – (0.0)%
	Darling Ingredients, Inc.
(1,475)	Exercise Price: $18.00, Notional Amount: $(2,655,000),
	Expiration Date: July 20, 2018	(7,375)

	Total put Options (Proceeds $123,841)	(7,375)

	TOTAL WRITTEN Options Contracts (Proceeds $343,555)	$(309,750)

WV Concentrated Equities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

PLC – Public Limited Company

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short and written options contracts.
[2]	Foreign security denominated in U.S. Dollars.
[3]	Callable.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Vivaldi Funds

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

Note 1 – Organization

Vivaldi Merger Arbitrage Fund (the ‘‘Merger Arbitrage Fund’’), Vivaldi Multi-Strategy Fund (the “Multi-Strategy Fund”) and WV Concentrated Equities Fund (the “Concentrated Equities Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Multi-Strategy Fund is a diversified fund. The Merger Arbitrage Fund and the Concentrated Equities Fund are non-diversified funds.

The Merger Arbitrage Fund seeks returns that are largely uncorrelated with the returns of the general stock market and capital appreciation. The Fund commenced investment operations on October 1, 2015 with Class A and Class I shares. Prior to that date, its only activity was the receipt of a $1,000 investment from principals of the Fund’s advisor and a transfer of 307,251 newly issued shares of the Fund’s Class I in exchange for the net assets of the Highland Capital Management Institutional Fund, LLC, a Delaware limited liability company (the “Company”) valued at $3,073,511. This exchange was nontaxable. The primary assets received by the Fund were cash, interest receivable and securities of the Company with a fair value of $2,249,946 (identified cost of investments transferred were $2,271,450), totaling $3,073,511. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Multi-Strategy Fund seeks to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices. The Fund commenced investment operations on April 30, 2012, with two classes of shares, Class A and Class I. Effective July 20, 2017, the Fund changed fiscal year ends from February 28th to September 30th.

The WV Concentrated Equities Fund seeks growth of capital over the long term. The Fund commenced investment operations on May 1, 2017 with Class A and Class I shares. Prior to that date, its only activity was the receipt of a $2,000 investment from principals of the Fund’s advisor and a transfer of 12,741,561 shares of the Fund’s Class I shares in exchange for the net assets of the WHI Growth Fund, L.P. (the “Company”), a Delaware limited partnership, and WHI Growth Q.P., L.P. (the “Master Fund”), an Illinois limited partnership valued at $318,539,019. This exchange was nontaxable. The primary assets received by the Fund were cash, receivables and securities of the Company with a fair value of $278,318,635 (identified cost of investments transferred were $245,755,280), totaling $318,539,019. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Vivaldi Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

June 30, 2018 (Unaudited)

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales

Short sales are transactions under which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Vivaldi Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

June 30, 2018 (Unaudited)

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which each Fund invests are subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(e) Closed-end Funds (“CEFs”)

The Multi-Strategy Fund may invest in shares of CEFs. A CEF is a pooled investment vehicle that is registered under the Investment Company Act of 1940 and whose shares are listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.

(f) Futures Contracts

Each Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Vivaldi Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

June 30, 2018 (Unaudited)

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

Note 3 – Federal Income Taxes

At June 30, 2018, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

Vivaldi Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

June 30, 2018 (Unaudited)

	Merger Arbitrage Fund	Multi-Strategy Fund	Concentrated Equities Fund
Cost of investments	$386,213,776	$63,073,629	$170,666,334

Gross unrealized appreciation	$19,413,044	$3,122,017	$14,598,737
Gross unrealized depreciation	(12,775,898)	(4,096,091)	(4,397,583)
Net unrealized appreciation (depreciation) on investments	$6,637,146	$(974,074)	$10,201,154

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Vivaldi Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

June 30, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2018, in valuing the Funds’ assets carried at fair value:

Merger Arbitrage Fund	Level 1	Level 2	Level 3***	Total
Assets
Investments
Common Stocks*	$493,351,777	$-	$-	$493,351,777
Purchased Options Contracts	689,630	7,610	-	697,240
Short-Term Investments	78,704,872	-	-	78,704,872
Total Assets	$572,746,279	$7,610	$-	$572,753,889

Liabilities
Securities Sold Short
Common Stocks*	$179,766,924	$-	$-	$179,766,924
Written Options Contracts	123,960	12,083	-	136,043
Total Liabilities	$179,890,884	$12,083	$-	$179,902,967

Multi-Strategy Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$2,907,393	$-	$2,907,393
Closed-End Funds	17,641,296	-	-	17,641,296
Collateralized Mortgage Obligations	-	9,057,539	-	9,057,539
Common Stocks*	35,768,501	-	-	35,768,501
Corporate Bonds	-	1,606,391	-	1,606,391
Mutual Funds	27,698	-	-	27,698
Preferred Stocks	2,341,342	-	-	2,341,342
Purchased Options Contracts	36,980	3,200	-	40,180
Rights	36,051	-	0	36,051
U.S. Treasury Notes	-	1,376,974	-	1,376,974
Warrants	102,793	-	-	102,793
Short-Term Investments	8,866,626	-	-	8,866,626
Other Financial Instruments[1]
Futures Contracts	23,579	-	-	23,579
Total Assets	$64,844,866	$14,951,497	$0	$79,796,363

Liabilities
Securities Sold Short
Common Stocks*	$16,558,007	$-	$-	$16,558,007
Exchange-Traded Funds	1,064,400	-	-	1,064,400
Written Options Contracts	9,250	41,572	-	50,822
Total Liabilities	$17,631,657	$41,572	$-	$17,673,229

Vivaldi Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

June 30, 2018 (Unaudited)

Concentrated Equities Fund	Level 1	Level 2**	Level 3***	Total
Assets
Investments
Common Stocks*	$145,817,772	$-	$-	$145,817,772
Preferred Stocks	7,365,078	-	-	7,365,078
Warrants	109,450	-	-	109,450
Short-Term Investments	27,884,938	-	-	27,884,938
Total Assets	$181,177,238	$-	$-	$181,177,238

Liabilities
Written Options Contracts	$309,750	$-	$-	$309,750
Total Liabilities	$309,750	$-	$-	$309,750

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 securities at period end.
***	The Fund did not hold any Level 3 securities at period end.
[1]	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Vivaldi Multi-Strategy Fund
Beginning balance September 30, 2017	$-
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	-
Net purchases	-
Net sales	-
Balance as of June 30, 2018	$-

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2018:

	Fair Value June 30, 2018	Valuation Methodologies	Unobservable Input(1)	Impact to Valuation from an Increase in Input(2)
Rights	$-	Fair Value Pricing	Adjusted by management to reflect current conditions	Increase

Vivaldi Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

June 30, 2018 (Unaudited)

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President
Date:	08/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President
Date:	08/29/2018

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	08/29/2018

*	Print the name and title of each signing officer under his or her signature.